INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes Includes Results from Domestic and International Operations

Income (loss) before income taxes includes the results from domestic and international operations as follows:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
U.S. companies	$(149,688)	$(108,790)	$(483,775)	$(173,653)
Non-U.S. companies	225,873	146,092	152,140	2,513

Income (loss) before income taxes	$76,185	$37,302	$(331,635)	$(171,140)

Summary of Components of Income Tax Expense (Benefit)

The components of the income tax expense (benefit) were as follows:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Current:
Federal	$19,646	$8,405	$1,674	$—
Foreign	73,123	67,755	58,552	1,850
State	4,742	4,502	2,047	—

Current income tax expense	97,511	80,662	62,273	1,850

Deferred:
Federal	(41,428)	(31,943)	(132,303)	(26,381)
Foreign	1,410	(9,400)	(6,972)	(658)
State	(704)	(7,370)	(2,325)	(5,897)

Deferred income tax expense (benefit)	(40,722)	(48,713)	(141,600)	(32,936)

Total income tax expense (benefit)	$56,789	$31,949	$(79,327)	$(31,086)

Summary of Reconciliation of Statutory U.S. Federal Income Tax Rate to Company's Effective Income Tax Rate

The reconciliation of the statutory U.S. federal income tax rate to the Company’s effective income tax rate was as follows:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%	35.0%
State income taxes, net of federal tax effect (1)	(0.9)	(0.4)	(0.1)	2.0
Other permanent items	3.5	9.7	(1.3)	—
Goodwill related items	19.2	—	(8.3)	—
Federal and state tax credits	(4.6)	—	0.9	—
Change in unrecognized tax benefits	2.1	4.1	(1.4)	—
Nondeductible debt conversion costs	—	—	—	(18.4)
Foreign dividends and Subpart F income, net of foreign tax credits	44.7	78.7	(6.9)	—
Foreign earnings taxed at other than federal rate	(38.0)	(56.2)	6.8	(0.2)
Tax provision adjustments and revisions to prior years’ returns	(5.4)	9.5	—	—
Change in valuation allowance	18.7	4.2	(1.5)	0.3
Other	0.2	1.0	0.7	(0.5)

Effective income tax rate	74.5%	85.6%	23.9%	18.2%

(1)	Presented net of federal tax benefit and does not include tax expense related to valuation allowances.

Components of Deferred Income Tax Assets and Liabilities and Classification of Deferred Tax Balances

The components of deferred income tax assets and liabilities and the classification of deferred tax balances on the balance sheet were as follows:

	Successor	Successor
	December 31, 2013	December 31, 2012
Deferred tax assets:
Accounts receivable, inventory and warranty reserves	$37,594	$37,512
Employee benefits	15,345	15,462
Postretirement benefits	16,038	24,671
Restructuring accruals	4,641	2,625
Foreign net operating loss carryforwards	50,527	53,328
Federal net operating loss carryforwards	4,369	—
Federal tax credit carryforwards	127,148	121,559
Capital loss carryforwards	10	2,648
State net operating loss and tax credit carryforwards	15,370	11,597
Transaction costs	3,250	4,668
Equity-based compensation	10,538	9,874
Other	4,755	17,353

Total deferred tax assets	289,585	301,297
Valuation allowance	(69,397)	(54,671)

Total deferred tax assets, net of valuation allowance	220,188	246,626

Deferred tax liabilities:
Intangible assets	(479,627)	(534,873)
Property, plant and equipment	(30,025)	(48,366)
Undistributed foreign earnings	(35,805)	(26,915)
Other	(2,735)	(4,712)

Total deferred tax liabilities	(548,192)	(614,866)

Net deferred tax liability	$(328,004)	$(368,240)

Deferred taxes as recorded on the balance sheet:
Current deferred tax asset	$55,609	$61,072
Current deferred tax liability (included with Other current liabilities)	(1,176)	—
Noncurrent deferred tax asset (included with Other noncurrent assets)	4,090	—
Noncurrent deferred tax liability	(386,527)	(429,312)

Net deferred tax liability	$(328,004)	$(368,240)

Reconciliation of Beginning and End of Period Amounts of Gross Unrecognized Tax Benefits

The following table reflects a reconciliation of the beginning and end of period amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Balance at beginning of period	$92,523	$95,013	$84,777	$84,777
Increase related to prior periods	150	2,608	13,337	—
Decrease related to prior periods	(311)	(541)	(6,375)	—
Increase related to current periods	7	3,113	2,865	—
Decrease related to settlement with taxing authorities	—	(5,928)	(413)	—
Decrease related to lapse in statutes of limitations	(959)	(1,742)	(2,731)	—
Increase related to acquisition	—	—	3,553	—

Balance at end of period	$91,410	$92,523	$95,013	$84,777

Summary of Income Tax Expense (Benefit) Related to Other Comprehensive Income (Loss)

The following table presents income tax expense (benefit) related to other comprehensive income (loss).

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Foreign currency gain (loss)	$1,946	$1,050	$(354)	$—
Gain (loss) on defined benefit plans	(296)	8,076	(2,617)	(21)

Balance at end of period	$1,650	$9,126	$(2,971)	$(21)